Income taxes (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	₨ 6,363	₨ 8,144
Recognized in income statement	3,381	(2,018)
Recognized in OCI	121	237
Balance, at the end	9,865	6,363
Inventories [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	3,363	3,197
Recognized in income statement	1,009	166
Recognized in OCI	0	0
Balance, at the end	4,372	3,363
Minimum Alternate Tax [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	0	3,929
Recognized in income statement		(3,929)
Balance, at the end		0
Trade and other receivables [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	2,808	710
Recognized in income statement	3,007	2,098
Balance, at the end	5,815	2,808
Operating/other tax loss carry-forward [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	2,086	2,053
Recognized in income statement	312	33
Balance, at the end	2,398	2,086
Other current assets and other current liabilities, net [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	935	1,546
Recognized in income statement	(290)	(611)
Balance, at the end	645	935
Lease Liabilities [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	539	667
Recognized in income statement	315	(128)
Balance, at the end	854	539
Right of use asset [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(427)	(554)
Recognized in income statement	(323)	127
Balance, at the end	(750)	(427)
Property, plant and equipment [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	(3,251)	(3,413)
Recognized in income statement	(370)	162
Balance, at the end	(3,621)	(3,251)
Other intangible assets [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	138	34
Recognized in income statement	(36)	104
Balance, at the end	102	138
Others [Member]
Disclosure Of Movement in deferred tax assets and liabilities [Line Items]
Balance, at the beginning	172	(25)
Recognized in income statement	(243)	(40)
Recognized in OCI	121	237
Balance, at the end	₨ 50	₨ 172